Shareholder Report, Holdings (Details) - North Carolina Capital Management Trust - Government Portfolio	Dec. 31, 2024
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	33.10%
EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	29.60%
EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	19.60%
EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	60.20%
AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	35.00%
AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%